Quarterly Results of Operations - Summarized Unaudited Quarterly Operating Results (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Interest and dividend income	$ 7,996	$ 8,012	$ 7,919	$ 9,195	$ 8,294	$ 8,994	$ 8,734	$ 8,658	$ 33,122	$ 34,680	$ 35,857
Interest expense	1,672	1,633	1,612	1,633	2,001	2,186	2,354	2,338	6,550	8,879	10,581
Net interest income	6,324	6,379	6,307	7,562	6,293	6,808	6,380	6,320	26,572	25,801	25,276
Provision for loan losses	291	275	270	215	(1,500)	(892)	(261)	380	1,051	(2,273)	1,604
Net interest income after provision for loan losses	6,033	6,104	6,037	7,347	7,793	7,700	6,641	5,940	25,521	28,074	23,672
Noninterest income	1,885	1,936	1,868	1,913	1,904	2,393	1,945	1,598	7,602	7,840	9,372
Noninterest expense	7,188	7,553	8,234	7,470	11,582	7,563	7,447	7,324	30,445	33,916	28,638
Income (loss) before income tax expense	730	487	(329)	1,790	(1,885)	2,530	1,139	214
Income tax expense (benefit)	74	(23)	(212)	435	(852)	577	214	(140)	274	(201)	644
Net income	$ 656	$ 510	$ (117)	$ 1,355	$ (1,033)	$ 1,953	$ 925	$ 354	$ 2,404	$ 2,199	$ 3,762
Basic earnings (loss) per share	$ 0.10	$ 0.08	$ (0.02)	$ 0.20	$ (0.14)	$ 0.27	$ 0.13	$ 0.05	$ 0.38	$ 0.30	$ 0.50
Diluted earnings (loss) per share	$ 0.10	$ 0.08	$ (0.02)	$ 0.20	$ (0.14)	$ 0.27	$ 0.13	$ 0.05	$ 0.38	$ 0.30	$ 0.50
Weighted average shares outstanding:
Basic	6,328,324	6,359,556	6,425,687	6,732,456	7,165,957	7,265,597	7,376,726	7,416,716	6,372,277	7,306,078	7,483,606
Diluted	6,328,324	6,359,556	6,425,687	6,732,456	7,165,957	7,265,597	7,376,726	7,416,716	6,372,277	7,306,078	7,483,606